Employee Benefit Plans (Details 4) (Pension Benefits [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Pension Benefits [Member]
Summary of projected benefit payments
2013	$ 499
2014	350
2015	277
2016	1,311
2017	1,122
2018-2022	$ 1,650